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<FILENAME>crxiiiq22012.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Charles River XIII GP, LP
Address: One Broadway
         15th Floor
         Cambridge, MA  02142

13F File Number:  28 - 14979
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Izhar Armony
Title: Member of Charles River XIII GP, LLC, the General Partner of Charles River XIII GP, LP
Phone:     781-768-6000

Signature, Place, and Date of Signing:

     Izhar Armony      Cambridge, MA         August 15, 2012

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[X ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

Form 13F File Number		Name

28 - 14978              	Charles River XIII GP, LLC
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